NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2019
NONCONTROLLING INTEREST
Schedule of effects of changes in ownership interest of subsidiaries

The following schedule shows the effects of changes in the ownership interest of The9 Limited in its subsidiaries on equity attributed to The9 Limited for the years ended December 31, 2017, 2018 and 2019.

	December 31,	December 31,	December 31,	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				(Note 3)
Net loss attributable to The9 Limited	(118,165,850)	(217,092,926)	(177,795,168)	(25,538,677)
Transfers (to) from the noncontrolling interest:
Change in The9 Limited’s additional paid-in capital for adjustment on noncontrolling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares (1)	(7,060)	—	—	—
Change from net loss attributable to The9 Limited and transfers to noncontrolling interests	(118,172,910)	(217,092,926)	(177,795,168)	(25,538,677)